Transactions and Balances with Related Parties - Related party transactions' analysis (Details) - USD ($)		12 Months Ended
	Mar. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions and Balances with Related Parties
Management fees		$ 4,611,600	$ 4,599,000	$ 4,381,200
Kyklades Maritime Corporation
Transactions and Balances with Related Parties
Management fees		$ 4,611,600	$ 4,599,000	$ 4,381,200
Kyklades Maritime Corporation | Emissions Trading Scheme
Transactions and Balances with Related Parties
Written notice term	2 months